Finance Receivables (Schedule Pertaining to Ricoh's Lease Receivables) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Future minimum lease payments to be received	$ 7,521,880	¥ 624,316,000	¥ 617,883,000
Estimated non-guaranteed residual values	105,421	8,750,000	10,967,000
Unearned income	(490,602)	(40,720,000)	(43,609,000)
Allowance for doubtful receivables	(126,831)	(10,527,000)	(10,706,000)
Lease receivables, net	7,009,868	581,819,000	574,535,000
Less - Current portion of lease receivable, net	(2,444,988)	(202,934,000)	(191,884,000)
Amounts due after one year, net	$ 4,564,880	¥ 378,885,000	¥ 382,651,000